Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2009	Nov. 30, 2011 Investment Funds	Dec. 31, 2011 Investment Funds	Dec. 31, 2009 Investment Funds	Dec. 31, 2011 Tax Credit Structures	Dec. 31, 2010 Tax Credit Structures	Dec. 31, 2011 Leveraged Leasing Transactions	Dec. 31, 2010 Leveraged Leasing Transactions
Variable Interest Entity [Line Items]
Funding of asset's cost via an equity interest							20.00%	20.00%
Funding of asset's cost via third party non recourse debt holders							80.00%	80.00%
Carrying amounts					$ 264,900,000	$ 265,400,000	$ 714,500,000	$ 782,300,000
Liabilities related to unfunded commitments					44,500,000	35,500,000
Purchase of securities at par from three investment funds		90,000,000
Final cash payments	204,800,000			204,800,000
Net assets held by the Funds			16,500,000,000
Reduction of other operating expenses				109,300,000
Pre-tax charge			2,000,000
Maximum exposure			$ 88,400,000	$ 0
Net asset values of the funds				$ 1.00